SHARE BASED PAYMENTS - Deferred Share Units (Details) - Deferred share units - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Bgn	508,780	180,000
Granted	135,745	328,780
End	644,525	508,780
Vested (in shares)	644,525	508,780